Cover Page	12 Months Ended
Sep. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--09-30
Document Period End Date	Sep. 30, 2025
Entity File Number	001-38885
Entity Registrant Name	ORGANIGRAM GLOBAL INC.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1400-145 King Street West
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 1J8
City Area Code	1-844
Local Phone Number	644-4726
Title of 12(b) Security	Common Shares
Trading Symbol	OGI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	134,461,029
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001620737
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	1-800
Local Phone Number	927-9800
Contact Personnel Name	CORPORATION SERVICE COMPANY